Common Stock (Details Narrative)																																										2 Months Ended	12 Months Ended
	Dec. 02, 2021 USD ($) $ / shares shares	Dec. 02, 2021 CAD ($) shares	Nov. 10, 2021 USD ($) $ / shares shares	Nov. 10, 2021 CAD ($) shares	Sep. 08, 2021 shares	Sep. 07, 2021 USD ($) $ / shares shares	Sep. 07, 2021 CAD ($) shares	Aug. 20, 2021 USD ($) $ / shares shares	Aug. 20, 2021 CAD ($) shares	Aug. 09, 2021 USD ($) $ / shares shares	Aug. 09, 2021 CAD ($)	Aug. 09, 2021 $ / shares shares	Jul. 20, 2021 USD ($) $ / shares shares	Jul. 20, 2021 CAD ($) shares	Jun. 29, 2021 CAD ($)	Jun. 28, 2021 USD ($) $ / shares shares	Jun. 28, 2021 CAD ($) shares	Jun. 28, 2021 USD ($) $ / shares shares	Apr. 28, 2021 USD ($) $ / shares shares	Apr. 28, 2021 CAD ($) shares	Apr. 16, 2021 USD ($) $ / shares shares	Apr. 16, 2021 USD ($) $ / shares shares	Mar. 30, 2021 USD ($) $ / shares shares	Mar. 30, 2021 CAD ($) shares	Mar. 30, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 08, 2021 CAD ($) shares	Dec. 17, 2020 USD ($) $ / shares shares	Dec. 17, 2020 CAD ($) shares	Dec. 10, 2020 USD ($) $ / shares	Dec. 10, 2020 CAD ($)	Nov. 17, 2020 USD ($) $ / shares shares	Nov. 17, 2020 CAD ($) shares	Sep. 15, 2020 USD ($) $ / shares shares	Sep. 04, 2020 USD ($) $ / shares shares	Sep. 04, 2020 CAD ($) shares	Jul. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2020 CAD ($) shares	Jun. 19, 2020 USD ($) $ / shares shares	Jun. 19, 2020 CAD ($) shares	Dec. 10, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 02, 2021 $ / shares shares	Nov. 10, 2021 $ / shares	Sep. 07, 2021 $ / shares	Aug. 20, 2021 $ / shares shares	Aug. 09, 2021 $ / shares shares	Jul. 28, 2021 shares	Jul. 20, 2021 $ / shares	Jun. 28, 2021 $ / shares	Jun. 07, 2021 $ / shares	Apr. 28, 2021 $ / shares shares	Apr. 16, 2021 CAD ($) $ / shares shares	Mar. 30, 2021 CAD ($) $ / shares shares	Mar. 08, 2021 CAD ($) $ / shares	Dec. 17, 2020 CAD ($) $ / shares	Dec. 10, 2020 $ / shares	Nov. 17, 2020 CAD ($) $ / shares	Sep. 15, 2020 CAD ($) $ / shares	Sep. 04, 2020 $ / shares shares	Jul. 31, 2020 $ / shares	Jun. 19, 2020 CAD ($) $ / shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares, outstanding																																											185,169,792	125,339,156
Common stock, shares, issued																																											185,169,792	125,339,156
Number of stock issued, value | $																																											$ 247,384	$ 49,506
Number of common stock issued			3,130,000	3,130,000		210,000	210,000	3,605,247	3,605,247			16,134,000				135,000	135,000	10,000	30,000	30,000	1,000,000																						5,146,667
Shares issued price per share | (per share)																			$ 0.08																																	$ 0.30		$ 0.10
Warrant exercise price per share | (per share)																					$ 0.10	$ 0.10	$ 0.10		$ 0.10	$ 0.10	$ 0.10								$ 0.09																				$ 0.12						$ 0.12
Warrants, term																										24 months	24 months																														24 months
Outstanding debt settled			$ 1,184,549																		$ 95,959	$ 95,959	$ 29,528		$ 29,528	$ 89,198	$ 89,198								$ 11,644																				$ 120,000
Converted units																							660,000	660,000		1,500,000									173,333
Conversion price | (per share)																							$ 0.06		$ 0.06	$ 0.06	$ 0.06																													$ 0.075	$ 0.075
Convertible debt																							$ 29,528		$ 29,528	$ 89,198	$ 89,198								$ 9,870																					$ 37,500	$ 112,500				$ 13,000
Accrued interest																							9,478	$ 12,000
Class of warrants, shares						200,000		3,605,247		16,134,000		16,134,000				145,000		145,000			1,000,000	1,000,000																										3,605,247	16,134,000	10,000					1,000,000
Stock options exercised																				$ 3,000																							$ 1,772,884
Stock option exercise		$ 12,000				$ 19,062	$ 24,000									$ 12,438	$ 16,500		$ 2,403																								$ 191,032
Number of shares issued for exercise of options			3,130,000	3,130,000															30,000	30,000																							3,910,000	320,000
Convertible debt fair value | $																$ 5,210		$ 5,210					$ 162,360		162,360	$ 439,485	$ 439,485								$ 8,840
Number of shares issued for services, shares						500,000	500,000												346,163	346,163	600,000		1,684,428	1,684,428
Number of shares issued for services | $						$ 95,000													$ 85,739			$ 188,729	$ 396,108																				$ 762,794	$ 6,263
Shares for subscription																25,000	25,000
Loss on debt settlement | $																		4,107
Stock issued value for subscription | $																		$ 1,101
Proceeds from common stock | $																																											$ 544,880	$ 1,004,228
Number of option shares granted																																											450,000	4,070,000
Value of options exercised | $																																												$ 19,655
Notes Receivable [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option exercise			$ 289,374	$ 362,003
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share | (per share)			$ 0.06																																											$ 0.08
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share | (per share)			$ 0.12																																											0.15
Accounts Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services, shares																150,000	150,000				75,000
Number of shares issued for services | $																$ 36,939					$ 23,989
Notes Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued																					150,000
Convertible debt | $																					$ 7,908	7,908	8,602		8,602
Convertible debt fair value | $																					43,549	$ 43,549	$ 41,608		41,608
Shares for subscription																							190,000	190,000
Loss on debt settlement | $																					$ 36,451				$ 33,006
Accounts Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Converted units						246,073	246,073
Convertible debt | $						$ 38,729
Convertible debt fair value | $						47,445
Loss on debt settlement | $						$ 8,716
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share | (per share)																							$ 0.10		$ 0.10																															$ 0.08
Warrants, term																																											1 year 7 months 17 days
Class of warrants, shares																							3,304,600		3,304,600																															3,304,600
Stock options exercised | $																							$ 330,460
Stock option exercise								$ 351,164	$ 439,920	$ 1,539,677	$ 1,925,747
Warrant [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share | (per share)																$ 0.08		$ 0.08																																		0.10
Warrant [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share | (per share)																$ 0.10		0.10																																		$ 0.12
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of stock issued, value | $			$ 7,450																																								$ 128	$ 248
Number of common stock issued			1,125,000	1,125,000									50,000	50,000		50,000	50,000																										12,831,992	24,804,666
Shares issued price per share | (per share)													$ 0.24			$ 0.24		$ 0.24																																	$ 0.30
Number of restricted shares issued																																											1,275,000	2,425,000
Number of shares issued for exercise of options																																												320,000
Number of shares issued for services, shares																																											3,130,591	2,485,000
Number of shares issued for services | $																																											$ 31	$ 25
Proceeds from common stock													$ 11,905	$ 15,000	$ 15,000	$ 12,151
Value of options exercised | $																																												$ 3
Broker Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of broker warrant issued																																				149,800																										149,800
Fair value of warrant | $																																				$ 7,117
Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Number of stock issued, value | $																							$ 36,900																				$ 7,450
Number of common stock issued																			1,414,800	1,414,800			150,000	150,000																			50,000
Number of restricted shares issued																							150,000	150,000																			1,325,000	2,425,000
Number shares of other than option share granted																																											1,325,000	2,425,000
Share-Based Payment Arrangement, Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued	100,000	100,000	4,966,667	4,966,667																																							54,600
Shares issued price per share | (per share)	$ 0.10					$ 0.10													$ 0.10				$ 0.18		$ 0.18																				$ 0.12		$ 0.12							$ 0.12
Outstanding debt settled | $																							$ 109,427		$ 109,427
Class of warrants, shares	100,000		4,966,667																1,360,200																										100,000									1,360,200
Stock option exercise	$ 9,558		$ 464,064	$ 581,000															$ 135,670	$ 169,776			$ 27,358
Number of shares issued for exercise of options					10,000																		600,000	600,000
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share | (per share)								$ 0.10																																								$ 0.12
Warrant exercise price per share | (per share)			$ 0.08							$ 0.08		$ 0.08																																		0.10			$ 0.10
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share | (per share)								$ 0.32																																								$ 0.41
Warrant exercise price per share | (per share)			$ 0.10							$ 0.16		$ 0.16																																		$ 0.12			$ 0.20
Share-Based Payment Arrangement, Option [Member] | Notes Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Outstanding debt settled | $																							$ 60,338		$ 60,338
Converted units																							400,000	400,000
Conversion price | (per share)																							$ 0.10		$ 0.10																															$ 0.12
Convertible debt | $																							$ 38,062		$ 38,062
Class of warrants, shares																							400,000		400,000																															400,000
Convertible debt fair value | $																							$ 98,400		$ 98,400
Share-Based Payment Arrangement, Option [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of stock issued, value | $			$ 167,625
Number of common stock issued																																											50,000
Restricted Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number shares of other than option share granted			1,175,000	1,175,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued																											4,716,160	4,716,160								3,601,333	3,601,333
Shares issued price per share | $ / shares																																																														$ 0.06
Warrant exercise price per share | (per share)																										$ 0.08	$ 0.08									$ 0.09																										$ 0.12
Warrants, term																										30 months	30 months									24 months																					30 months					24 months
Conversion price | $ / shares																										$ 0.05	$ 0.05
Proceed from private placement																											$ 235,808									$ 156,538	$ 216,080
Number of shares issued for exercise of options																													320,000	320,000
Value of options exercised | $																													$ 19,655
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share | $ / shares																										$ 0.08	$ 0.08																										$ 0.32
Warrants, term																										30 months	30 months																										24 months				30 months
Private Placement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of option granted | $																																	$ 134,900					$ 29,400
Number of option shares granted																																	1,900,000	1,900,000
Private Placement [Member] | Broker Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services, shares																													245,000	245,000
Number of shares issued for services | $																													$ 18,287
Private Placement [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Number shares of other than option share granted																																	1,900,000	1,900,000				525,000	525,000
Private Placement [Member] | Non Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of stock issued, value																											$ 400,792	$ 481,350	$ 89,217	$ 116,200	$ 23,566	$ 30,000	$ 170,875	$ 222,600						$ 529,968	$ 720,000
Number of common stock issued																											8,015,832	8,015,832	1,660,000	1,660,000			3,710,000	3,710,000						14,400,000	14,400,000
Shares issued price per share | (per share)																										$ 0.05	$ 0.05		$ 0.05		$ 0.04		$ 0.04							$ 0.04		$ 0.04															$ 0.06	$ 0.07	$ 0.06	$ 0.06				$ 0.05
Warrant exercise price per share | (per share)																										$ 0.10	$ 0.10		$ 0.09		$ 0.09		$ 0.09							$ 0.09		$ 0.09																$ 0.12	$ 0.12	$ 0.12				$ 0.12
Warrants, term																										30 months	30 months		30 months		30 months		24 months							24 years		30 months															30 months	30 months	30 months	24 months				24 years
Outstanding debt settled																										$ 220,833	$ 220,833		$ 21,498				$ 14,140							$ 22,115																	$ 265,000	$ 28,000		$ 18,000				$ 30,000
Number of shares issued for services, shares																													400,000	400,000												35,000
Number of shares issued for services																													$ 21,498	$ 28,000		$ 2,100										$ 1,650
Issuance of shares to certain creditors																													400,000	400,000			300,000	300,000						600,000	600,000
Deemed issue price | (per share)																																	$ 0.06																									$ 0.07	$ 0.06					$ 0.05
Private Placement [Member] | Non Brokered Private Placement [Member] | Creditor [Member]
Subsidiary, Sale of Stock [Line Items]
Converted units																											4,416,667	4,416,667
Conversion price | (per share)																										$ 0.05	$ 0.05																														$ 0.06
Private Placement [Member] | Non Broker Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share | (per share)																										$ 0.08	$ 0.08																														$ 0.10
Non Brokered Private Placement [Member] | July Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of stock issued, value																																						$ 41,298	$ 56,000
Number of common stock issued																																						933,333	933,333
Shares issued price per share | (per share)																																						$ 0.04																									$ 0.06
Warrant exercise price per share | (per share)																																						$ 0.09																									$ 0.12
Warrants, term																																						24 months																									24 months
Number of shares issued for services, shares																																						2,050,000	2,050,000
Number of shares issued for services | $																																						$ 91,779
Issuance of shares to certain creditors																																						6,202,334	6,202,334
Issuance of shares to certain creditors value | $																																						$ 277,289